SHARE-BASED EMPLOYEE REMUNERATION	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SHARE-BASED EMPLOYEE REMUNERATION

22. SHARE-BASED EMPLOYEE REMUNERATION

Employee share scheme

The Board of Directors duly adopted and approved the 2019 Equity Compensation Plan (“the 2019 Plan”) on December 20, 2019. The purpose of the 2019 Plan was to attract and retain outstanding individuals as Employees, Directors and Consultants of the Company and its Subsidiaries, to recognize the contributions made to the Company and its Subsidiaries by Employees, Directors and Consultants, and to provide such Employees, Directors and Consultants with additional incentive to expand and improve the profits and achieve the objectives of the Company and its Subsidiaries, by providing such Employees, Directors and Consultants with the opportunity to acquire or increase their proprietary interest in the Company through receipt of Awards.

The Board, in its sole discretion, shall determine the Employees, Consultants and Directors to whom, and the time or times at which Awards will be granted, the form and amount of each Award, the expiration date of each Award, the time or times within which the Awards may be exercised, the cancellation of the Awards and the other limitations, restrictions, terms and conditions applicable to the grant of the Awards. To the extent permitted by applicable law, regulation, and rules of a stock exchange on which the Ordinary Shares are listed or traded, the Board may delegate its authority to grant Awards to Employees or Consultants and to determine the terms and conditions thereof to its standing committee, e.g., Compensation Committee, as it may determine in its discretion, on such terms and conditions as it may impose.

The total number of shares that may be issued under the 2019 Plan was 333,333 (pre-reverse split) shares. Such shares may either be authorized but unissued shares or treasury shares. In the event of any reorganization, recapitalization, share split, distribution, merger, consolidation, split-up, spin-off, combination, subdivision, consolidation or exchange of shares, any change in the capital structure of the Company or any similar corporate transaction, the Board shall make such adjustments as it deems appropriate, in its sole discretion, to preserve the benefits or intended benefits of the 2019 Plan and Awards granted under the 2019 Plan.

The number of shares issued to Employees, Directors and Consultants is the offer amount divided by the Fair Market Value, meaning (i) if the principal trading market for the Ordinary Shares is the NASDAQ Capital Market or another national securities exchange, the “closing transaction” price at which shares of Ordinary Shares are traded on such securities exchange on the relevant date or (if there were no trades on that date) the latest preceding date upon which a sale was reported, (ii) if the Ordinary Shares is not principally traded on a national securities exchange, but is quoted on the NASD OTC Bulletin Board (“OTCBB”) or the Pink Sheets, the last reported “closing transaction” price of Ordinary Shares on the relevant date, as reported by the OTCBB or Pink Sheets, or, if not so reported, as reported in a customary financial reporting service, as the Committee determines, or (iii) if the Ordinary Shares is not publicly traded or, if publicly traded, is not subject to reported closing transaction prices as set forth above, the Fair Market Value per share shall be as determined by the Board.

From January 1 to December 31, 2023, the Company issued aggregate of 29,234 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense, and issued aggregate of 171,338 (pre-reverse split) shares to its Chief Executive Officer as stock compensation expense.

From January 1 to December 31, 2023, the Company issued aggregate of 168,000 (pre-reverse split) shares to its directors as stock compensation expense. From January to December 31, 2023, the Company issued aggregate of 224,793 (pre-reverse split) shares to its employees as stock compensation expense.

From January 1 to December 31, 2023, the Company issued aggregate of 719,428 (pre-reverse split) shares to its consultants or consulting firms as stock compensation expense.

From January 1 to December 31, 2024, the Company issued aggregate of 463,205 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense, and issued aggregate of 2,356,410 class B shares (pre-reverse split) shares to its Chief Executive Officer as stock compensation expense.

From January 1 to December 31, 2024, the Company issued aggregate of 886,000 (pre-reverse split) shares to its directors as stock compensation expense. From January to December 31, 2024, the Company issued aggregate of 910,490 (pre-reverse split) shares to its employees as stock compensation expense.

From January 1 to December 31, 2024, the Company issued aggregate of 591,278 (pre-reverse split) shares to its consultants or consulting firms as stock compensation expense.

From January 1 to September 30, 2025, the Company issued an aggregate of 64,877 shares to its CFO as a stock compensation expense.

From January 1 to September 30, 2025, the Company issued an aggregate of 55,500 shares to its CEO as a stock compensation expense.

From January 1 to September 30, 2025, the Company issued aggregate of 250,000 class B shares to its directors as stock compensation expense.

From January 1 to September 30, 2025, the Company issued an aggregate of 269,905 shares to its employees as stock compensation expense.

From January 1 to September 30, 2025, the Company issued aggregate of 230,500 shares to its consultants or consulting firms as stock compensation expense.

For the nine months ended September 30, 2025, employee remuneration expense for senior officers, employees and directors (all of which related to equity-settled share-based payment transactions) was USD 18,361,000. For the years ended December 31, 2024 and 2023, employee remuneration expense for senior officers, employees and directors (all of which related to equity-settled share-based payment transactions) was USD 5,644,000 and USD 4,292,000, respectively, has been included in profit or loss and credited to the share capital and share-based payment reserve.

For the nine months ended September 30, 2025, consulting expense (all of which related to equity-settled share-based payment transactions) was USD 348,000. For the years ended December 31, 2024 and 2023, consulting expense (all of which related to equity-settled share-based payment transactions) was USD 347,000 and USD 2,589,000, respectively.